Reconciliation of Difference Between Company's Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provision For Income Taxes [Line Items]
Income tax expense (benefit) at statutory federal tax rate	$ (8,402)	$ (11,952)	$ (3,357)
Acquisition adjustments	4	37	241
State taxes, net of federal benefit	37	(173)	(199)
Foreign taxes benefits provided for at rates other than U.S. statutory rate	747	2,222	1,215
Change in valuation allowance	2,871	396	529
Goodwill impairment	4,974	3,242
Permanent differences	238	868	(56)
Other	(422)	(395)	121
Total (benefit) provision for income taxes	$ 47	$ (5,755)	$ (1,506)